RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Net amounts due to related parties consisted of the following as of September 30, 2018 and 2017:

		As of September 30,
Accounts	Name of related parties	2018	2017
Related party payables	Shareholder, HUANG Jian Cong	$3,584,216	$7,911,720
Related party payables	Other Affiliates of the Company	110,253	-
Total due to related parties		$3,694,469	$7,911,720